Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
ASSETS
Cash and due from banks		¥ 30,987,492	¥ 25,682,741
Interest-earning deposits in other banks		39,128,016	38,327,029
Call loans, funds sold, and receivables under resale agreements		7,457,475	8,892,383
Receivables under securities borrowing transactions		9,838,929	11,002,724
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,175,242 and ¥7,019,727 at March 31, 2017 and September 30, 2017) (including ¥14,957,135 and ¥17,267,604 at March 31, 2017 and September 30, 2017 measured at fair value under fair value option)		41,390,111	41,320,049
Investment securities:
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥11,133,433 and ¥7,390,850 at March 31, 2017 and September 30, 2017)		36,827,530	39,090,099
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥446,146 and ¥687,931 at March 31, 2017 and September 30, 2017) (fair value of ¥3,637,751 and ¥3,277,809 at March 31, 2017 and September 30, 2017)		3,230,851	3,587,321
Other investment securities		555,250	556,161
Total investment securities		40,613,631	43,233,581
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,010,730 and ¥947,100 at March 31, 2017 and September 30, 2017)	[1]	118,235,423	118,214,972
Allowance for credit losses		(916,181)	(1,182,188)
Net loans		117,319,242	117,032,784
Premises and equipment-net		1,010,133	994,271
Accrued interest		307,674	281,752
Customers' acceptance liability		140,778	156,208
Intangible assets-net		999,755	1,020,359
Goodwill		435,553	450,143
Deferred tax assets		56,738	76,452
Other assets		10,715,453	8,714,543
Total assets		300,400,980	297,185,019
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing		22,937,903	23,098,886
Deposits: Domestic offices, Interest-bearing		122,210,795	121,741,545
Deposits: Overseas offices, principally interest-bearing		46,636,077	45,561,192
Total deposits		191,784,775	190,401,623
Call money, funds purchased, and payables under repurchase agreements		19,647,904	18,056,476
Payables under securities lending transactions		4,789,971	5,549,004
Due to trust account and other short-term borrowings (including ¥112,424 and ¥224,779 at March 31, 2017 and September 30, 2017 measured at fair value under fair value option)		11,349,001	11,304,676
Trading account liabilities		16,418,784	18,790,133
Obligations to return securities received as collateral		2,699,912	3,516,232
Bank acceptances outstanding		140,778	156,208
Accrued interest		162,018	147,351
Long-term debt (including ¥377,423 and ¥348,196 at March 31, 2017 and September 30, 2017 measured at fair value under fair value option)		30,133,040	27,743,443
Other liabilities		7,794,424	6,755,165
Total liabilities		284,920,607	282,420,311
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock-common stock authorized, 33,000,000,000 shares; common stock issued, 14,168,853,820 shares and 14,027,694,920 shares at March 31, 2017 and September 30, 2017, with no stated value		2,090,270	2,090,270
Capital surplus		5,820,198	5,956,644
Retained earnings:
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		4,601,402	3,931,612
Accumulated other comprehensive income, net of taxes		2,514,742	2,281,423
Treasury stock, at cost-739,564,216 common shares and 737,911,321 common shares at March 31, 2017 and September 30, 2017		(513,999)	(513,988)
Total Mitsubishi UFJ Financial Group shareholders' equity		14,752,184	13,985,532
Noncontrolling interests		728,189	779,176
Total equity		15,480,373	14,764,708
Total liabilities and equity		300,400,980	297,185,019
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		191	186
Interest-earning deposits in other banks		17,227	12,048
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,175,242 and ¥7,019,727 at March 31, 2017 and September 30, 2017) (including ¥14,957,135 and ¥17,267,604 at March 31, 2017 and September 30, 2017 measured at fair value under fair value option)		575,210	539,809
Investment securities:
Total investment securities		1,784,178	1,637,587
Net loans		17,242,982	12,713,190
All other assets		324,559	271,041
Total assets		19,944,347	15,173,861
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings		39,694	22,044
Long-term debt (including ¥377,423 and ¥348,196 at March 31, 2017 and September 30, 2017 measured at fair value under fair value option)		585,826	547,971
All other liabilities		116,005	49,447
Total liabilities		¥ 741,525	¥ 619,462

[1]	The above table includes loans held for sale of ¥185,940 million at March 31, 2017 and ¥148,761 million at September 30, 2017, respectively.